Share-Based Payments - Data Related to All Portfolio Performance Shares Activity (Details) - Portfolio Performance Shares [Member] shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) Employee shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	[1]	$ 169	$ 131	$ 118
Total compensation cost related to nonvested awards not yet recognized, pre-tax		$ 102	$ 94	$ 93
Weighted-average period over which nonvested award cost is expected to be recognized (years)		1 year 9 months 18 days	1 year 8 months 12 days	1 year 9 months 18 days
Number of shares modified to accelerate vesting | shares		200
Number of employees affected by plan modification | Employee		140

[1]	Includes the modification of approximately 200 thousand PPSs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.